Reinsurance and Retrocessional Reinsurance - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ceded Credit Risk [Line Items]
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 1,255.6	$ 1,108.6	$ 976.1	$ 795.2
Reinsurance recoverable for paid claims and claims adjustments	278.4	182.7
Reinsurance recoverables on paid losses, allowance	0.2	$ 0.0
Reinsurance recoverables on unpaid losses, allowance	$ 0.8
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | A- or higher
Ceded Credit Risk [Line Items]
Concentration risk percentage	89.40%	83.50%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Collateralized
Ceded Credit Risk [Line Items]
Concentration risk percentage	8.80%	11.90%
Reinsurance Recoverable Including Reinsurance Premium Paid | Reinsurer Concentration Risk | Lower than A-
Ceded Credit Risk [Line Items]
Concentration risk percentage	1.80%	4.60%